12. Other receivables (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	$ 315,716	$ 1,600,988
Without expiry date
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	118,553	74,360
Past due
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	50,513	53,595
Up to 3 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	91,963	198,155
From 3 to 6 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	14,437	31,392
From 6 to 9 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	11,493	7,506
From 9 to 12 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	2,729	4,683
More than 12 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	$ 26,028	$ 1,231,297